Issued Capital and Reserves	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves and Other Equity Interest [Abstract]
Issued Capital and Reserves	Issued Capital and Reserves
As of December 31, 2023, the number of shares outstanding was 237,725,735. This amount excludes 10,826,465 shares held in treasury. For the year ended December 31, 2022, the number of shares outstanding was 243,215,169, excluding 5,337,031 shares held in treasury.
Capital Transactions During the Year Ended December 31, 2023
In March 2022, our Management Board and Supervisory Board authorized the 2022 share repurchase program of ADSs, pursuant to which we were permitted to repurchase ADSs, each representing one ordinary share, with a value of up to $1.5 billion a two-year period, commencing on May 2, 2022. The first tranche of our 2022 share repurchase program of ADSs, with a value of up to $1.0 billion, concluded on October 10, 2022. The second tranche with a value of up to $0.5 billion commenced on December 7, 2022 and concluded on March 17, 2023.
The following repurchases under the programs occurred:

2022 Program first tranche ($1.0 billion)
Period	Number of ADSs purchased	Average price paid per ADS	Net amount spent (in millions)
May 2022	917,988	$151.76 (€143.99)	$139.3 (€132.2)
June 2022	1,160,219	$140.82 (€133.35)	$163.4 (€154.7)
July 2022	519,320	$162.03 (€159.40)	$84.1 (€82.8
August 2022	1,666,515	$149.08 (€148.24)	$248.4 (€247.0)
September 2022	2,280,988	$135.95 (€137.66)	$310.1 (€314.0)
October 2022	400,483	$136.37 (€139.09)	$54.6 (€55.7)
Total	6,945,513		$999.9 (€986.4)

2022 Program second tranche ($0.5 billion)
Period	Number of ADSs purchased	Average price paid per ADS	Net amount spent (in millions)
January 2023	618,355	$142.26 (€131.12)	$88.0 (€81.1)
February 2023	857,620	$138.05 (€129.06)	$118.4 (€110.7)
March 2023	745,196	$128.49 (€121.08)	$95.7 (€90.2)
Total	2,221,171		$302.1 (€282.0)
In March 2023, our Management Board and Supervisory Board authorized the 2023 share repurchase program, under which we were permitted to purchase ADSs, each representing one ordinary share, with a value of up to $0.5 billion, which started June 2, 2023 and concluded on September 18, 2023.
The following repurchases under the programs occurred:

Program 2023 ($0.5 billion)
Period	Number of ADSs purchased	Average price paid per ADS	Net amount spent (in millions)
June 2023	1,532,685	$108.92 (€100.45)	$166.9 (€154.0)
July 2023	1,738,061	$107.92 (€97.57)	$187.6 (€169.6)
August 2023	1,261,706	$105.07 (€95.85)	$132.6 (€120.9)
September 2023	114,513	$112.22 (€105.07)	$12.9 (€12.0)
Total	4,646,965		$500.0 (€456.5)
Capital Transactions During the Year Ended December 31, 2022
In January 2022, we announced a new research, development and commercialization collaboration with Pfizer to develop potentially the first mRNA-based vaccine for the prevention of shingles (herpes zoster virus, or HZV). In connection with this collaboration, Pfizer agreed to make an equity investment in us, acquiring 497,727 ordinary shares paying a total amount of €110.6 million. The issuance of 497,727 ordinary shares with the nominal amount of €0.5 million was registered with the commercial register (Handelsregister) on March 24, 2022. The equity investment, which was issued in a foreign currency, represents a derivative from the date of signing until the date of closing of the transaction. From the fair value measurement of this derivative, €43.0 million were recognized in finance income in our consolidated statements of profit or loss during the year ended December 31, 2022. At the closing date, in February 2022, this derivative and the agreed investment amount were recognized in our capital reserve and, taking an increase in share capital of €0.5 million into account, led to a net increase of the capital reserve of €67.1 million in our consolidated statements of financial position.
In March 2022, we redeemed our convertible note by exercising our early redemption option (see Note 12), which was fulfilled in April 2022, by issuing 1,744,392 ordinary shares. The nominal amount of €1.8 million was recorded in share capital and, finally, as a result of the transaction, the capital reserve increased by €233.2 million in our consolidated statements of financial position. The declaratory registration with the commercial register (Handelsregister) was made on May 20, 2022.
In June 2022, at the Annual General Meeting, our shareholders approved the proposed special cash dividend of €2.00 per ordinary share (including those held in the form of ADSs), which led to an aggregate payment of €484.3 million.
In November and December 2022, the ESOP 2018 and LTI-plus awards were settled by transferring ordinary shares previously held in treasury to the entitled employees and Management Board members (see Note 16).